Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
The following is a summary of property and equipment, net:

	As of December 31,
	2016	2017
	RMB	RMB
Buildings	1,172,236	1,172,239
Computers and equipment	463,461	466,595
Leasehold improvements	138,463	142,827
Software	39,909	38,235
Furniture and fixtures	19,008	20,254
Motor vehicles	7,173	6,356
Total	1,840,250	1,846,506
Less: Accumulated depreciation	(359,329)	(494,825)
Net book value	1,480,921	1,351,681